Principal Exchange-Traded Funds
Supplement dated November 15, 2016
to the Statement of Additional Information dated November 1, 2016
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Edge Asset Management, Inc. section, delete references to Jill R. Cuniff.

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